Schedule of Change in Fair Value of the Warrant Liabilities (Details) - USD ($)		3 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Fair Value Disclosures [Abstract]
Estimated fair value Beginning	$ 225,015
Change in fair value	(29,337)	(29,337)
Estimated fair value Ending	$ 195,678	$ 195,678